ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consists of the following:
	As of June 30,
	2025	2024
Accounts receivable	$12,185	$7,495
Less: allowance for credit loss	-	-
	$12,185	$7,495